Investments Accounted for Using the Equity Method (Reconciliation of Summarised Financial Information for Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of joint ventures [line items]
Profit/(loss) for the year	¥ 6,154,159		¥ 5,981,473		¥ 3,310,411
Other comprehensive income	(810)		18,213		0
Carrying value	4,452,044		3,688,794
BOC [member]
Disclosure of joint ventures [line items]
Opening net assets 1 January	311,807	[1]	327,572
Profit/(loss) for the year	81,269		50,485		58,386
Other comprehensive income	0		0		0
Declared dividends	(44,000)		(66,250)		0
Closing net assets/(deficit)	¥ 349,076	[1]	¥ 311,807	[1]	327,572
Percentage of ownership interest	50.00%		50.00%
Interest in joint ventures	¥ 174,538		¥ 155,903
Unrealised downstream transaction	(12,261)		(15,764)
Carrying value	162,277		140,139
Jinpu [member]
Disclosure of joint ventures [line items]
Opening net assets 1 January	(2,727)	[1]	79,963
Profit/(loss) for the year	(6,605)		(82,690)		(24,213)
Other comprehensive income	0		0		0
Declared dividends	0		0		0
Closing net assets/(deficit)	(9,332)	[1]	¥ (2,727)	[1]	79,963
Percentage of ownership interest			50.00%
Interest in joint ventures	0		¥ 0
Unrealised downstream transaction	0		0
Carrying value	0		0
Yangu Gas [member]
Disclosure of joint ventures [line items]
Opening net assets 1 January	101,113	[1]	104,964
Profit/(loss) for the year	(1,172)		(2,651)		1,830
Other comprehensive income	0		0		0
Declared dividends	0		(1,200)		(1,300)
Closing net assets/(deficit)	¥ 99,941	[1]	¥ 101,113	[1]	¥ 104,964
Percentage of ownership interest	50.00%		50.00%
Interest in joint ventures	¥ 49,972		¥ 50,558
Unrealised downstream transaction	0		0
Carrying value	¥ 49,972		¥ 50,558

[1]	Jinpu was disposed of in August 2017 and the related profit of RMB 10,339 thousands was accounted for in other gains/(losses) - net. The Group's share of losses in Jinpu exceeded RMB 2,727 thousands to its interest during the year ended 31 December, cumulatively exceeded RMB 2,727 thousands to its investment as at 31 December 2016.